Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (94.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.2%)
AT&T, Inc.	129,362	4,057
CenturyLink, Inc.	85,013	1,019
Comcast Corp. - Class A	221,085	8,839
Fox Corp. *	144,201	5,174
News Corp. - Class A	435,945	5,423
Telefonica SA	494,823	4,146
Verizon Communications, Inc.	277,108	16,385
The Walt Disney Co.	24,336	2,702

Total		47,745

Consumer Discretionary (2.5%)
Adient PLC	53,045	688
Kohl’s Corp.	56,859	3,910
L Brands, Inc.	114,300	3,152
Las Vegas Sands Corp.	124,915	7,615
Mattel, Inc. *	281,603	3,661

Total		19,026

Consumer Staples (8.9%)
Archer-Daniels-Midland Co.	25,336	1,093
Bunge, Ltd.	46,500	2,468
Conagra Brands, Inc.	289,758	8,038
Coty, Inc. - Class A	124,197	1,428
CVS Health Corp.	145,138	7,827
Kellogg Co.	24,800	1,423
Kimberly-Clark Corp.	100,100	12,402
PepsiCo, Inc.	29,036	3,558
Philip Morris International, Inc.	119,489	10,562
Tyson Foods, Inc. - Class A	168,193	11,678
Walmart, Inc.	78,700	7,675

Total		68,152

Energy (9.9%)
Chevron Corp.	60,900	7,502
EQT Corp.	22,090	458
Equitrans Midstream Corp.	53,852	1,173
Exxon Mobil Corp.	238,500	19,271
Hess Corp.	117,100	7,053
Occidental Petroleum Corp.	124,400	8,235
Pioneer Natural Resources Co.	31,300	4,766
Total SA, ADR	281,512	15,666
TransCanada Corp.	274,956	12,357

Total		76,481

Common Stocks (94.3%)	Shares/ Par +	Value $ (000’s)
Financials (22.5%)
American International Group, Inc.	238,860	10,285
Ameriprise Financial, Inc.	10,737	1,375
AXA Equitable Holdings, Inc.	28,111	566
Bank of America Corp.	15,723	434
The Bank of New York Mellon Corp.	58,400	2,945
Brighthouse Financial, Inc. *	98,778	3,585
Chubb, Ltd.	93,600	13,111
Citigroup, Inc.	92,087	5,730
Fifth Third Bancorp	377,187	9,513
Franklin Resources, Inc.	209,600	6,946
JPMorgan Chase & Co.	232,446	23,531
KeyCorp	89,191	1,405
Loews Corp.	175,161	8,395
Marsh & McLennan Cos., Inc.	31,147	2,925
MetLife, Inc.	225,200	9,587
Morgan Stanley	296,191	12,499
Northern Trust Corp.	25,400	2,296
PNC Financial Services Group, Inc.	61,400	7,531
State Street Corp.	149,700	9,852
U.S. Bancorp	210,200	10,130
Wells Fargo & Co.	525,873	25,410
Willis Towers Watson PLC	26,616	4,675

Total		172,726

Health Care (11.6%)
Allergan PLC	10,000	1,464
Anthem, Inc.	45,349	13,014
Becton Dickinson and Co.	10,964	2,738
Bristol-Myers Squibb Co.	83,200	3,969
Gilead Sciences, Inc.	138,500	9,004
GlaxoSmithKline PLC	253,152	5,265
GlaxoSmithKline PLC, ADR	43,500	1,818
Johnson & Johnson	112,346	15,705
Medtronic PLC	110,945	10,105
Merck & Co., Inc.	114,430	9,517
Pfizer, Inc.	367,026	15,588
Zimmer Biomet Holdings, Inc.	10,600	1,354

Total		89,541

Industrials (11.6%)
Alaska Air Group, Inc.	86,355	4,846
The Boeing Co.	39,600	15,104
Delta Air Lines, Inc.	67,293	3,476
Emerson Electric Co.	65,800	4,505

Common Stocks (94.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Flowserve Corp.	8,081	365
General Electric Co.	601,000	6,004
Harris Corp.	79,252	12,657
Illinois Tool Works, Inc.	8,400	1,206
Johnson Controls International PLC	308,298	11,389
Nielsen Holdings PLC	278,956	6,603
Northrop Grumman Corp.	1,456	393
nVent Electric PLC	56,500	1,524
PACCAR, Inc.	32,100	2,187
Pentair PLC	29,300	1,304
Southwest Airlines Co.	42,300	2,196
Stericycle, Inc. *	85,899	4,675
United Parcel Service, Inc. - Class B	92,500	10,336
Wabtec Corp.	2,910	214

Total		88,984

Information Technology (7.7%)
Applied Materials, Inc.	105,500	4,184
Cisco Systems, Inc.	265,187	14,318
Hewlett Packard Enterprise Co.	88,500	1,366
Microsoft Corp.	134,122	15,818
NXP Semiconductors NV	17,186	1,519
QUALCOMM, Inc.	242,500	13,830
TE Connectivity, Ltd.	15,200	1,227
Texas Instruments, Inc.	55,000	5,834
Western Digital Corp.	29,300	1,408

Total		59,504

Materials (4.6%)
Akzo Nobel NV, ADR	40,177	1,187
CF Industries Holdings, Inc.	158,884	6,495
DowDuPont, Inc.	286,004	15,247
International Paper Co.	155,437	7,192
Nucor Corp.	31,200	1,820
PPG Industries, Inc.	8,200	926
Vulcan Materials Co.	20,600	2,439

Total		35,306

Real Estate (3.0%)
Equity Residential	99,500	7,494
Rayonier, Inc.	146,906	4,631
SL Green Realty Corp.	48,444	4,356
Weyerhaeuser Co.	262,544	6,915

Total		23,396

Utilities (5.8%)
Duke Energy Corp.	42,100	3,789
Edison International	83,688	5,182
Evergy, Inc.	59,477	3,453
NiSource, Inc.	400,952	11,491
PG&E Corp. *	32,767	583

Equity Income Portfolio

Common Stocks (94.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Sempra Energy	25,007	3,148
The Southern Co.	325,779	16,836

Total		44,482

Total Common Stocks (Cost: $637,336)		725,343

Corporate Bonds (0.5%)
Consumer, Cyclical (0.3%)
Mattel, Inc.,
6.750%, 12/31/25 144A	2,594,000	2,552

Total		2,552

Utilities (0.2%)
Pacific Gas & Electric Co.,
3.950%, 12/1/47 ℓ	890,000	714
Pacific Gas & Electric Co.,
4.000%, 12/1/46 ℓ	770,000	621

Total		1,335

Total Corporate Bonds (Cost: $3,831)		3,887

Convertible Corporate Bonds (0.2%)	Shares/ Par +	Value $ (000’s)
Financial (0.2%)
AXA SA,
7.250%, 5/15/21 144A	1,561,000	1,566

Total		1,566

Total Convertible Corporate Bonds (Cost: $1,561)		1,566

Convertible Preferred Stocks (2.5%)
Health Care (0.8%)
Becton Dickinson and Co.,
6.125%, 5/1/20	100,450	6,209

Total		6,209

Utilities (1.7%)
DTE Energy Co.,
6.500%, 10/1/19	16,917	936
NextEra Energy, Inc.,
6.123%, 9/1/19	108,213	6,694
Sempra Energy,
6.750%, 7/15/21	11,107	1,179

Convertible Preferred Stocks (2.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Sempra Energy,
6.000%, 1/15/21	36,037	3,809

Total		12,618

Total Convertible Preferred Stocks (Cost: $15,906)		18,827

Short-Term Investments (2.3%)
Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	17,884,743	17,885

Total		17,885

Total Short-Term Investments (Cost: $17,885)		17,885

Total Investments (99.8%) (Cost: $676,519)@		767,508

Other Assets, Less Liabilities (0.2%)		1,525

Net Assets (100.0%)		769,033

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
ℓ	Defaulted Security
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $4,118 representing 0.5% of the net assets.

#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $676,519 and the net unrealized appreciation of investments based on that cost was $90,989 which is comprised of $129,226 aggregate gross unrealized appreciation and $38,237 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$725,343	$—	$—
Convertible Corporate Bonds	—	1,566	—
Convertible Preferred Stocks	18,827	—	—
Corporate Bonds	—	3,887	—
Short-Term Investments	17,885	—	—

Total Assets:	$762,055	$5,453	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand